Other acquired rights (Tables)	12 Months Ended
Dec. 31, 2023
Other Acquired Rights [Abstract]
Summary of Rights Acquired	The rights acquired are comprised as follows:

	December 31, 2021		December 31, 2022		December 31, 2023
Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal	Ps.	344,443	Ps.	344,443	Ps.	344,443
Right to operate commercial space at Tijuana airport		15,935		15,935		15,935
Right to operate various commercial space, advertising spaces and skywalk services at Puerto Vallarta airport		309,616		309,616		309,616
Right to operate commercial space, advertising spaces and skywalk services at Guadalajara airport		93,560		93,560		93,560
Rights to operate cargo operation and hangars in the Tijuana airport polygon(1)		-		-		399,485
Right to operate various parking lots		5,673		5,673		5,673
		769,227		769,227		1,168,712
Less – accumulated amortization		(321,021)		(337,718)		(354,415)
	Ps.	448,206	Ps.	431,509	Ps.	814,297

(1) Derived from the acquisition, investments were recognized for the rights to operate cargo operation and hangars in the Tijuana airport polygon for Ps.399,845 through the business combination.